Cover Page	Sep. 20, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 20, 2024
Entity Registrant Name	Healthcare Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39153
Entity Tax Identification Number	38-3888962
Entity Address, Address Line One	222 Bellevue Ave.
Entity Address, City or Town	Newport
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02840
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001561032
Series A Cumulative Redeemable Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	HTIA
Security Exchange Name	NASDAQ
Series B Cumulative Redeemable Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	7.125% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	HTIBP
Security Exchange Name	NASDAQ